Investments - Summary of Investments - Asanko preference shares (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Fair value at beginning of the year	$ 92.6	$ 95.5
Redemption of preference shares	(5.0)	(37.5)
Net change in fair value (recognised in OCI)	6.9	34.6
Fair value at end of the year	$ 94.5	$ 92.6
Nominal discount rate	9.00%	8.40%
Maverix Metals Incorporated ("Maverix")
Disclosure of detailed information about financial instruments [line items]
Common share purchase warrants	0	4,125,000	4,125,000